Flight Equipment Held for Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended		4 Months Ended	12 Months Ended
	Jun. 30, 2014 trust aircraft customer country	Aug. 07, 2014 aircraft	May 13, 2014 Predecessor	Dec. 31, 2013 Predecessor
Flight equipment held for operating leases
Number of aircraft leased	892
Number of aircraft owned	902
Number of customers to whom aircraft leased	163
Number of countries in which aircraft leased	72
Number of aircraft not subject to a signed lease agreement or a signed letter of intent	10
Number of aircraft re-leased		2
Number of aircraft sold		2
Number of remaining aircraft which may be parted-out or sold		6
Number of off lease aircraft that met the criteria for being classified as held for sale	0
Movements in flight equipment held for operating leases
Net book value at beginning of period	$ 32,106,000		$ 32,453,037	$ 34,468,309
Acquisition accounting adjustments	(8,116,357)
Additions	292,958		596,939	2,094,171
Depreciation	(187,935)		(666,134) [1]	(1,850,303)
Impairment	(287)		(28,630)	(1,378,434)
Disposals	(29,674)		(132,936)	(287,932)
Aircraft reclassified to Net investment in finance and sales-type leases/Inventory	(27,470)		(116,276)	(592,774)
Net book value at end of period	24,037,235		32,106,000	32,453,037
Accumulated depreciation	187,509		14,692,388	14,121,522
Impairment of lease related assets			$ 20,617	$ 22,966

[1]	Amounts were presented as Depreciation of flight equipment in the Predecessor financial statements.